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              NICHOLAS | APPLEGATER(R) INSTITUTIONAL FUNDS
    SUPPLEMENT TO CLASS I, II, III, IV, V & R SHARES PROSPECTUSES AND
        STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2005

                            DECEMBER 16, 2005

THE FOLLOWING INFORMATION UPDATES THE "PORTFOLIO TEAMS" SECTION AS FOLLOWS:

Vincent Willyard, CFA and Joseph Devine assume responsibilities for day-to-day management of the International Growth Opportunities Fund (the "Fund") from Linda Ba and Christopher A. Herrera. Horacio A. Valeiras, CFA retains responsibility for day-to-day management of the Fund in his capacity as Chief Investment Officer. Biographical information regarding Mr. Willyard and Mr. Devine follows:

VINCENT WILLYARD, CFA
MANAGING DIRECTOR
LEAD PORTFOLIO MANAGER - INTERNATIONAL GROWTH OPPORTUNITIES
Joined firm in 2005, previously portfolio manager of Duncan-Hurst Capital Management's International Growth Equity and International Small-Cap Growth Equity strategies (1998-2005); over 10 years prior experience with Duncan-Hurst Capital Management and Fidelity Investment Advisors Group
M.B.A.--Northeastern University
B.A.--UCLA

JOSEPH DEVINE
SENIOR VICE PRESIDENT
PORTFOLIO MANAGER - INTERNATIONAL GROWTH OPPORTUNITIES
Joined firm in 2005, 10 years prior portfolio management experience as Research Analyst with Duncan Hurst Capital Management (April 2000-July 2005) and Asian Sales Trader with Credit Suisse First Boston.
B.S.--University of Southern California

Details of other accounts managed by Mr. Willyard are as follows:

OTHER POOLED VEHICLES   OTHER ACCOUNTS   OTHER RICS
#     AUM               #  AUM           #  AUM
None  N/A               2  170,000,000   1  38,000,000

Mr. Willyard does not manage other accounts for which the advisory fee is based on performance and does not beneficially own any shares of the Fund as of the date of this supplement.

Details of other accounts managed by Mr. Devine are as follows:

OTHER POOLED VEHICLES   OTHER ACCOUNTS   OTHER RICS
#     AUM               #  AUM           #  AUM
None  N/A               2  170,000,000   1  38,000,000

Mr. Devine does not manage other accounts for which the advisory fee is based on performance and does not beneficially own any shares of the Fund as of the date of this supplement.